Nov. 01, 2016
U.S. EQUITY FUNDS

JPMorgan U.S. Large Cap Core Plus Fund

(All Shares Classes)

(a series of JPMorgan Trust I)

Supplement dated May 22, 2017

to the Summary Prospectuses, Prospectuses and Statement of Additional Information

dated November 1, 2016, as supplemented

Effective May 24, 2017, the JPMorgan U.S. Large Cap Core Plus Fund will no longer be subject to a limited offering, and all limited offering disclosure relating to the Fund is deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES, PROSPECTUSES AND

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE